Equity-based Compensation - Transactions Related to Stock Options (Detail) (USD $)	12 Months Ended
Feb. 01, 2015
2010 Stock Incentive Plan [Member] | Service based option [Member]
Number of Options
Options outstanding at beginning of year	1,303,236
Granted	0
Exercised	0
Forfeited	0
Options outstanding at end of year	1,303,236
Options exercisable at end of year	835,802
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 5.39
Granted	$ 0
Exercised	$ 0
Forfeited	$ 0
Options outstanding at end of year	$ 5.39
Options exercisable at end of year	$ 4.89
2010 Stock Incentive Plan [Member] | Performance Based Options [Member]
Number of Options
Options outstanding at beginning of year	2,690,812
Granted	0
Exercised	0
Forfeited	0
Options outstanding at end of year	2,690,812
Options exercisable at end of year	2,690,812
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 4.54
Granted	$ 0
Exercised	$ 0
Forfeited	$ 0
Options outstanding at end of year	$ 4.54
Options exercisable at end of year	$ 4.54
2014 Stock Incentive Plan [Member] | Service based option [Member]
Number of Options
Options outstanding at beginning of year	0
Granted	444,969
Exercised	0
Forfeited	0
Options outstanding at end of year	444,969
Options exercisable at end of year	0
Weighted Average Exercise Price
Options outstanding at beginning of year	$ 0
Granted	$ 16.00
Exercised	$ 0
Forfeited	$ 0
Options outstanding at end of year	$ 16.00
Options exercisable at end of year	$ 0